CURRENT AND NON-CURRENT EMPLOYEE BENEFITS - Indemnities for years of service (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movements of post-employment benefits
Opening balance	$ 10,085,264	$ 9,415,541
Service costs	1,675,492	784,984
Interest costs	369,332	354,471
Actuarial losses	3,127,398	(210,956)
Benefits paid	(1,170,911)	(258,776)
Total	$ 14,086,575	$ 10,085,264